Consolidated Statement of Cash Flows - CHF (SFr) SFr in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Cash flow from / (used in) operating activities
Net profit / (loss)	[1],[2]	SFr 2,556		SFr 2,401
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software	[2]	473		473
Amortization and impairment of intangible assets	[2]	32		37
Credit loss expense / (recovery)	[2]	53		46
Share of net profits of associates / joint ventures and impairment of associates	[2]	(30)		(36)
Deferred tax expense / (benefit)	[2]	420		257
Net loss / (gain) from investing activities	[2]	(35)		246
Net loss / (gain) from financing activities	[2]	1,340		(307)
Other net adjustments	[2]	(1,571)		674
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks	[2]	2,634		484
Securities financing transactions	[2]	6,727		(6,568)
Cash collateral on derivative instruments	[2]	225		15
Loans and advances to customers	[2]	(6,998)		(7,561)
Customer deposits	[2]	(720)		(12,222)
Financial assets and liabilities at FV held for trading and derivative financial instruments	[2]	1,692		(7,400)
Brokerage receivables and payables	[2]	8,439
Financial assets at fair value not held for trading, other financial assets and liabilities	[2]	1,732		7,560
Provisions, other non-financial assets and liabilities	[2]	(642)		(883)
Income taxes paid, net of refunds	[2]	(337)		(685)
Net cash flow from / (used in) operating activities	[2]	15,990		(23,469)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[2]	(3)		(5)
Disposal of subsidiaries, associates and intangible assets	[2],[3]	58		95
Purchase of property, equipment and software	[2]	(710)		(688)
Disposal of property, equipment and software	[2]	30		23
Purchase of financial assets measured at fair value through other comprehensive income	[2]	(831)		(4,729)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[2]	668		6,150
Net (purchase) / redemption of debt securities measured at amortized cost	[2]	(2,391)
Net (purchase) / redemption of financial assets held to maturity	[2]			168
Net cash flow from / (used in) investing activities	[2]	(3,178)		1,014
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[2]	(5,801)		18,738
Distributions paid on UBS shares	[2]	(3,065)		(2,250)
Issuance of long-term debt, including financial liabilities designated at fair value	[2],[4]	38,980		24,829
Repayment of long-term debt, including financial liabilities designated at fair value	[2],[4]	(26,066)		(23,407)
Dividends paid and repayments of preferred notes	[2]	0		(46)
Net changes in non-controlling interests	[2]	16		(5)
Net cash flow from / (used in) financing activities	[2]	4,065		17,861
Total cash flow
Cash and cash equivalents at the beginning of the period	[2],[5]	102,154		121,107
Net cash flow from / (used in) operating, investing and financing activities	[2]	16,877		(4,594)
Effects of exchange rate differences on cash and cash equivalents	[2]	136		(1,502)
Cash and cash equivalents at the end of the period	[2],[5]	119,167	[6]	115,010	[7]
Net cash flow from / (used in) operating activities includes:
Interest received in cash	[2]	6,713		6,012
Interest paid in cash	[2]	4,616		3,650
Dividends on equity investments, investment funds and associates received in cash	[2],[8]	SFr 1,190		SFr 985

[1]	Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.
[2]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.
[3]	Includes dividends received from associates.
[4]	Includes funding from UBS Group AG and its subsidiaries.
[5]
CHF 4,042 million and CHF 2,576 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2018 and 30 June 2017, respectively. Refer to “Note 23 Restricted and transferred financial assets” in the “Consolidated financial statements” section in the Annual Report 2017 for more information.

[6]	Comprises balances with an original maturity of three months or less. CHF 4,042 million of cash and cash equivalents were restricted.
[7]	Comprises balances with an original maturity of three months or less. CHF 2,576 million of cash and cash equivalents were restricted.
[8]	Includes dividends received from associates reported within Cash flow from / (used in) investing activities.